SHARE CAPITAL (Schedule of Information about Exercise Price and Remaining Contractual Life of Outstanding Options) (Details)		Dec. 31, 2018 USD ($) shares Years	Dec. 31, 2017 USD ($) shares Years	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		2,438,410	3,044,990	1,136,590	921,960
Exercise Price One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		602,810	634,270
Exercise price | $	[1]
Weighted average of remaining contractual life | Years		0.55	1.67
Exercise Price Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		27,560	33,020
Exercise price | $		$ 1.85	$ 1.85
Weighted average of remaining contractual life | Years		0.67	1.7
Exercise Price Three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		36,010	36,010
Exercise price | $		$ 2.43	$ 2.43
Weighted average of remaining contractual life | Years		1.41	2.42
Exercise Price Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		65,000	32,500
Exercise price | $		$ 2.11	$ 2.11
Weighted average of remaining contractual life | Years		1.05	2.05
Exercise Price Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		11,050	11,050
Exercise price | $		$ 1.85	$ 1.85
Weighted average of remaining contractual life | Years		2.21	3.21
Exercise Price Six [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		205,920	355,030
Exercise price | $		$ 3.69	$ 3.69
Weighted average of remaining contractual life | Years		3.36	4.2
Exercise Price Seven [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		1,342,770	1,795,820
Exercise price | $		$ 6.31	$ 6.31
Weighted average of remaining contractual life | Years		6.39	7.77
Exercise Price Eight [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		147,290	147,290
Exercise price | $		$ 7.54	$ 7.54
Weighted average of remaining contractual life | Years		4.26	5.26

[1]	Par value